Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (241,217)	$ 83,980
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation of property and equipment	5,333
Amortization of right-of-use assets	57,801	54,084
Provision for doubtful accounts	21,517	15,520
Deferred income tax	(19,291)	(2,090)
Changes in operating assets and liabilities:
Accounts receivable	212,311	(281,406)
Inventories	33,499	(63,942)
Prepayments and other current assets	(2,937)	(23,722)
Other non-current assets	1,369
Accounts payable	7,061	(11,587)
Accrued expenses and other current liabilities	19,851	37,986
Contract liabilities	(101,732)	137,335
Income tax payable		(10,863)
Operating lease liabilities	(57,201)	(51,447)
Net cash used in operating activities	(63,636)	(116,152)
Cash flows from financing activities:
Capital contribution	1,128
Repayments of due from related parties		570,486
Advances from related parties	754,061	513,393
Advances to related parties		(53,487)
Repayments of due to related parties	(138,400)	(114,459)
Deferred offering costs	(396,197)	(439,354)
Dividend paid to shareholders		(398,444)
Net cash provided by financing activities	220,592	78,135
Effects of exchange rate changes on cash	(1,794)	(26,445)
Net increase (decrease) in cash	155,162	(64,462)
Cash and restricted cash at beginning of the year	72,288	136,750
Cash and restricted cash at end of the year	227,450	72,288
Cash at end of the year	217,885	72,288
Restricted cash at end of the year	9,565
Total cash and restricted cash at end of the year	227,450	72,288
Supplemental disclosure of noncash information:
Property and equipment converted from inventory	$ 64,204